SHARE-BASED PAYMENT (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award
Summary of share option granted to employees and directors information

			Weighted	Weighted
		Weighted	average	average
		average	grant date	remaining	Aggregated
	Number of	exercise	fair value per	contractual	intrinsic
	options	price	share	year	value
		US$	US$	(Years)	US$

Outstanding, January 1, 2020	26,001,220	0.96	1.25	0.71	1,590
Granted	—	—	—	—	—
Forfeited	(18,616,300)	3.01	1.32	—	—
Exercised	(125,900)	0.20	0.38	—	88
Outstanding, December 31, 2020	7,259,020	0.99	1.09	0.51	907
Granted	—	—	—	—	—
Expired	(3,708,680)	2.70	1.15	—	—
Exercised	(3,508,990)	0.71	1.00	—	524
Outstanding, December 31, 2021	41,350	0.40	0.97	1.81	9
Granted	—	—	—	—	—
Expired	—	—	—	—	—
Exercised	—	—	—	—	—
Outstanding, December 31, 2022	41,350	0.40	0.97	0.81	—
Vested and expected to vest at December 31, 2022	41,350	0.40	0.97	0.81	—
Exercisable at December 31, 2022	41,350	0.40	0.97	0.81	—

Schedule of share-based payment award, stock options, valuation assumptions

			Weighted
			Average
	Class A	Weighted Average	Remaining	Aggregate
	Ordinary Shares	Exercise Price	Contractual Life	Intrinsic Value
		US$	(Years)	US$
Outstanding, January 1, 2021	—	—	—	—
Granted	100,000,000	0.68	2.53	—
Forfeited	—	—	—	—
Exercised	—	—	—	—
Outstanding, December 31, 2021	100,000,000	0.68	2.53	—
Granted	679,333,300	0.09	3.31	—
Forfeited	—	—	—	—
Exercised	(48,000,000)	0.07	—	—
Outstanding, December 31, 2022	731,333,300	0.17	3.07	—
Vested and expected to vest at December 31, 2022	731,333,300	0.17	3.07	—
Exercisable at December 31, 2022	731,333,300	0.17	3.07	—

Schedule of share-based compensation expenses relating to options and restricted shares granted to employees and directors

	For the year ended December 31, 2020
	Employees	Directors	Total
	US$	US$	US$

Sales and marketing	694	—	694
General and administrative	4,568	1,355	5,923
Service development expenses	1,430	—	1,430

	6,692	1,355	8,047

	For the year ended December 31, 2021
	Employees	Directors	Total
	US$	US$	US$

Cost of services	1,665	—	1,665
Sales and marketing	16	—	16
General and administrative	2,843	1,613	4,456
Service development expenses	309	—	309

	4,833	1,613	6,446

	For the year ended December 31, 2022
	Employees	Directors	Total
	US$	US$	US$

Cost of services	1,372	—	1,372
General and administrative	919	2,046	2,965
Service development expenses	137	—	137

	2,428	2,046	4,474

Restricted shares granted to employees and directors
Share-based Compensation Arrangement by Share-based Payment Award
Schedule of share-based compensation, restricted stock units award activity

		Weighted	Weighted
		average	average
		grant date	remaining	Aggregated
	Number of	fair value	contractual	intrinsic
	options	per share	year	value
		US$	(Years)	US$

Outstanding, January 1, 2020	13,406,560	0.93	8.52	11,530
Granted	17,477,740	0.36	9.61	15,730
Forfeited	—	—	—	—
Exercised	—	—	—	—
Outstanding, December 31, 2020	30,884,300	0.62	8.98	27,796
Granted	25,777,390	0.42	9.55	15,827
Forfeited	—	—	—	—
Exercised	(34,632,130)	0.60	—	21,264
Outstanding, December 31, 2021	22,029,560	0.42	9.55	13,526
Granted	—	—	—	—
Forfeited	—	—	—	—
Exercised	(22,029,560)	(0.42)	—	348
Outstanding, December 31, 2022	—	—	—	—
Vested and expected to vest at December 31, 2022	—	—	—	—
Exercisable at December 31, 2022	—	—	—	—